Description of Organization, Business Operations, Liquidity, and Going Concern - Additional Information (Detail) - USD ($)						6 Months Ended	10 Months Ended	12 Months Ended
	Apr. 14, 2023	Aug. 16, 2022	Nov. 15, 2021	Oct. 22, 2021	Sep. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023
Description Of Organization And Business Operations [Line Items]
Entity incorporation, Date of incorporation						Mar. 05, 2021		Mar. 05, 2021
Class of warrant or right issued during period, Warrants					20,400,000
Temporary equity, Redemption price per share						$ 10.44	$ 10.1	$ 10.2	$ 10.1
Period within which business combination shall be consummated from the closing of initial public offer						24 months
Liquidation basis of accounting, Accrued costs to dispose of assets and liabilities						$ 100,000		$ 100,000
Cash						41,844	$ 503,204	48,126	$ 503,204
Net working capital						$ 7,739,914		3,649,365
proceeds from initial public offering									230,000,000
Proceeds from Issuance of Private Placement							8,900,000	0
Investment of cash in Trust Account			$ 232,300,000				232,300,000	0
Offering Costs				$ 21,834,402
Underwriting fees				4,600,000
Other Offering Costs				9,184,402
Offering Costs on Founder Shares Offered to Anchor Investors				8,306,250			8,306,250	0
Deferred Underwriting Fees Payable Non Current			$ 8,050,000	$ 8,050,000			$ 8,050,000	$ 0	$ 8,050,000
Redemption limitation threshold minimum amount	$ 5,000,001
Percentage of fair market value of shares repurchased								1.00%
Inflation Reduction Act Of Two Thousand And Twenty Two [Member] | On Or After First January Two Thousand And Twenty Three [Member]
Description Of Organization And Business Operations [Line Items]
Percentage of excise tax on certain repurchases of stock at market value		1.00%
Private Placement Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Class of warrant or right issued during period, Warrants			900,000	8,000,000	8,900,000
Class of warrant or right issued during period, Warrants, Price per warrant			$ 1	$ 1
Proceeds from Issuance of Private Placement			$ 900,000	$ 8,000,000
Public Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period, Shares			1,500,000
Shares issued, Price per share			$ 10
Class of warrant or right issued during period, Warrants					11,500,000
Proceeds from Issuance of Warrants			$ 30,000,000
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account						80.00%		80.00%
Common Class A [Member]
Description Of Organization And Business Operations [Line Items]
Common stock, Par or stated value per share						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, Redemption price per share	$ 10.36
Temporary equity, Shares outstanding	4,718,054					4,718,054	23,000,000	23,000,000	23,000,000
Estimated outstanding balance in restricted assets account	$ 48,887,722
Repayment of common stock subject to possible redemption	$ 189,434,603
Temporary equity stock redeemed during the period shares	18,281,946
Common Class A [Member] | Public Share [Member]
Description Of Organization And Business Operations [Line Items]
Common stock, Par or stated value per share						$ 0.0001		$ 0.0001
Period within which business combination shall be consummated from the closing of initial public offer						18 months		18 months
Percentage of Redemption of Common Stock						100.00%		100.00%
IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period, Shares				20,000,000
Shares issued, Price per share				$ 10
proceeds from initial public offering				$ 200,000,000
Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period, Shares			3,000,000
PIPE Financing [Member] | Subscription Agreement [Member]
Description Of Organization And Business Operations [Line Items]
Shares outstanding						0
Shares issued						0
Monetary value of common stock allocated to investors										$ 5,000,000
Common stock allocated to investors										1,033,058